Investments in Associate (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Associate [abstract]
Disclosure of Associates

Investments in associates as at December 31, 2018, were comprised of:

	Proportion of ownership held		Market Value ($C)
Name	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Medgold Resources, Corp.	22%	22%	$2,740	$3,200
Prospero Silver Corp.	27%	15%	$927	$696

Medgold and Prospero are Canadian public companies which trades on the TSX Venture Exchange under the ticker symbol MED and PSL, respectively, and are quoted in Canadian dollars (“C$”). Medgold’s principal business activity is the acquisition and exploration of resource properties in Serbia and Prospero’s principal business activity is the acquisition and exploration of resource properties in Mexico.

	Medgold	Prospero	Total
Medgold shares and warrants presented as marketable securities,, December 31, 2016	$1,579	$-	$1,579
Fair value adjustments prior to February 7, 2017	(65)	-	(65)
Exercise of warrants	1,372	-	1,372
Share of Medgold's net loss	(192)	-	(192)
Balance at December 31, 2017	2,694	-	2,694
Prospero shares and warrants presented as marketable securities, December 31, 2017	-	556	556
Fair value adjustments prior to May 18, 2018	-	(99)	(99)
Exercise of warrants	-	624	624
Purchase of additional shares	249	274	523
Share of net income (loss)	132	(153)	(21)
Balance at December 31, 2018	$3,075	$1,202	$4,277